Contingencies, Commitments, and Responsibilities - Schedule of Performance Bond (Detail)	12 Months Ended
Dec. 31, 2021 HUF (Ft)
Itau Chile [member]
Disclosure of subsidiaries [line items]
Amount (UF)	Ft 16,000
Mapfre Compania De Seguros SA [member]
Disclosure of subsidiaries [line items]
Amount (UF)	Ft 4,000